Transactions with Affiliates of Fortress or AIG	12 Months Ended
Dec. 31, 2015
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Transactions with Affiliates of Fortress or AIG
Transactions with Affiliates of Fortress or AIG

FORTRESS AFFILIATED TRANSACTIONS

Subservicing Agreement

Nationstar Mortgage LLC (“Nationstar”) subservices the real estate loans of certain indirect subsidiaries (collectively, the “Owners”). Investment funds managed by affiliates of Fortress indirectly own a majority interest in Nationstar. The Owners paid Nationstar subservicing fees of $2 million in 2015, $5 million in 2014, and $9 million in 2013.

As a result of the sales of our real estate loans during 2014 (some of which were serviced by Nationstar) and the sale of certain mortgage servicing rights in 2014, our exposure to these affiliated services is reduced.

Investment Management Agreement

Logan Circle Partners, L.P. (“Logan Circle”) provides investment management services for our investments. Logan Circle is a wholly owned subsidiary of Fortress. Costs and fees incurred for these investment management services totaled $1 million in 2015, 2014, and 2013.

Joint Venture

Certain subsidiaries of New Residential Investment Corp. (“NRZ”), own a 30% equity interest in the joint venture that acquired the SpringCastle Portfolio, in which we own a 47% equity interest. NRZ is managed by an affiliate of Fortress.

Third Street Disposition

On March 6, 2014, we entered into an agreement to sell, subject to certain closing conditions, all of our interest in the mortgage-backed retained certificates related to a securitization transaction completed in 2009 to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPFS”). Concurrently, NRZ and MLPFS entered into an agreement pursuant to which NRZ agreed to purchase approximately 75% of these retained certificates. NRZ is managed by an affiliate of Fortress.

MSR Sale

SFC and MorEquity, Inc. (“MorEquity”), a wholly owned subsidiary of SFC, entered into an agreement, dated and effective August 1, 2014, to sell the servicing rights of the mortgage loans primarily underlying the mortgage securitizations completed during 2011 through 2013 to Nationstar for a purchase price of $39 million (the “MSR Sale”). From the closing of the MSR Sale on August 29, 2014, until the servicing transfer on September 30, 2014, we continued to service certain loans on behalf of Nationstar under an interim servicing agreement. At December 31, 2014, the receivable from Nationstar for our interim servicing fees totaled $1 million. In May of 2015, Nationstar paid off the remaining balance of $1 million of this receivable. Investment funds managed by affiliates of Fortress indirectly own a majority interest in Nationstar.

AIG AFFILIATED TRANSACTIONS

As a result of the offering of our common stock in May of 2015, the economic interests of American International Group, Inc. (“AIG”) is no longer material; therefore, the discussion of AIG affiliated transactions below only relates to 2014 and 2013.

Reinsurance Agreements

Merit Life Insurance Co. (“Merit”), SFC’s indirect wholly owned insurance subsidiary, enters into reinsurance agreements with subsidiaries of AIG, for reinsurance of various group annuity, credit life, and credit disability insurance where Merit reinsures the risk of loss. The reserves for this business fluctuate over time and, in some instances, are subject to recapture by the insurer. Reserves recorded by Merit for reinsurance agreements with subsidiaries of AIG totaled $44 million at December 31, 2014.

Insurance Coverage

We hold various insurance policies with AIG subsidiaries covering liabilities of directors and officers, errors and omissions, lawyers, employment practices, fiduciary, and fidelity bond. Premium expenses on these policies totaled $1 million in 2014 and 2013.

Derivatives

On August 5, 2013, we terminated our remaining cross currency interest rate swap agreement with AIG Financial Products Corp. (“AIGFP”) and recorded a loss of $2 million in other revenues — other. The notional amount of this swap agreement totaled $417 million at August 5, 2013. Immediately following this termination, we had no derivative financial instruments. As a result of this termination, AIGFP returned the remaining cash collateral of $40 million to SFI that SFI had posted as security for SFC’s swap agreement with AIGFP.